Investments (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,694,875	$ 1,366,147
Investment, Identifier [Axis]: Baird Core Plus Bond Fund Institutional Shares | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	17,111
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund Class X | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	30,026
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	37,574
Investment, Identifier [Axis]: Fidelity Balanced K | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	44,990
Investment, Identifier [Axis]: Fidelity Emerging Markets Index | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	5,477
Investment, Identifier [Axis]: Invesco Stable Value Trust Class B1 | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	7,662
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund Class R6 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	112,972
Investment, Identifier [Axis]: JPMorgan Small Cap Equity Fund Class R6 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	30,758
Investment, Identifier [Axis]: Mutual Fund, Fidelity Emerging Markets Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	42,000	3,000
Investment, Identifier [Axis]: ONE Gas Inc. Stock | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	6,291
Investment, Identifier [Axis]: ONEOK, Inc. | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	220,727
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal Money Market Fund Admiral Shares | Money Market Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	30,409
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund Institutional Shares | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	15,133
Investment, Identifier [Axis]: Vanguard FTSE All-World ex-US Index Fund Institutional Shares | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	9,053
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Plus | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	162,374
Investment, Identifier [Axis]: Vanguard Primecap Fund Admiral Shares | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	97,317
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	9,647
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	41,252
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	79,669
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	108,490
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	124,990
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	138,688
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	146,062
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	129,976
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	48,321
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	24,093
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	3,208
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	3,237
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	9,368
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	30,409	37,456
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	572,153	463,380
Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	865,295	582,285
Common stock of ONEOK, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	220,727	276,156
Common stock of ONE Gas, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	6,291	6,870
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	829,580	783,862
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	30,409	37,456
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	572,153	463,380
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock of ONEOK, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	220,727	276,156
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock of ONE Gas, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	6,291	6,870
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	829,580	783,862
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	30,409	37,456
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	572,153	463,380
Level 1 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 1 | Common stock of ONEOK, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	220,727	276,156
Level 1 | Common stock of ONE Gas, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	6,291	6,870
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common stock of ONEOK, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common stock of ONE Gas, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Common stock of ONEOK, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Common stock of ONE Gas, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	865,295	582,285
NAV | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 865,295	$ 582,285